Finance leases - Finance lease receivables (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Accumulated allowance for uncollectible minimum lease payments receivable	£ 57	£ 6
Minimum finance lease payments payable	20	15
Recognised finance lease as assets	9	£ 15
Loans and advances to customers [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in finance lease receivables	£ 1,537